DETAILS OF CASH FLOWS - Non-cash investing and financing activities (Details) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) property shares
Additions to right of use assets	$ 0.6
Canada | Investment property completed
Additions to right of use assets		$ 20.5
Lease liabilities additional right of use assets		$ 20.5
Number of properties acquired during the year on lease | property		2
Stapled Units
Distributions declared		$ 41.1
Units issued under the stapled unit plan (in units) (note 12 (b)) | shares	31	20
Value of stapled units issued	$ 2.0	$ 1.2